Provisions - Summary of Provisions (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [abstract]
Beginning balance on January 1	€ 83	€ 100
Additional provisions	45	77
Disposal of a business	(1)	(13)
Unused amounts reversed through the income statement	(2)	(25)
Used during the year	(32)	(54)
Net exchange differences	5	(2)
Ending balance	98	83
Current	91	78
Non-current	€ 7	€ 5